Revenue from contracts with customers - Disaggregated revenue information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 80,035	¥ 2,260,505
Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79,118	2,236,394
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	917	24,111
Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,775	1,596,104
Operating assets Tier 1 | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,330	1,590,141
Operating assets Tier 1 | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	445	5,963
Operating assets Tier 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,523	302,946
Operating assets Tier 2 | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,179	299,724
Operating assets Tier 2 | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	344	3,222
Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,737	361,455
Expansion assets | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,609	346,529
Expansion assets | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128	14,926
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,194	2,274,314
Elimination of intersegment sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4,159)	(13,809)
Elimination of intersegment sales | Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(3,656)	(9,025)
Elimination of intersegment sales | Operating assets Tier 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(398)	(3,246)
Elimination of intersegment sales | Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(105)	(1,538)
Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,035		¥ 2,369,167	¥ 2,058,779
Predecessor | Elimination of intersegment sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4,159)
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,543	1,403,555
At a point in time | Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,949	1,032,292
At a point in time | Operating assets Tier 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,846	161,115
At a point in time | Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,748	210,148
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,492	856,950
Over time | Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,826	563,812
Over time | Operating assets Tier 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,677	141,831
Over time | Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 4,989	¥ 151,307
Disaggregated revenue | Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			2,369,167	2,058,779
Disaggregated revenue | Predecessor | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			2,350,210	2,045,013
Disaggregated revenue | Predecessor | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			18,957	13,766
Disaggregated revenue | At a point in time | Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			1,433,987	1,275,375
Disaggregated revenue | Over time | Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			¥ 935,180	¥ 783,404